OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment, Net	$ 749	$ 969
Other property, plant and equipment	1,819	155
Total	$ 2,568	$ 1,124